UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-5202

The Dreyfus/Laurel Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	8/31
Date of reporting period:	11/30/10

The following Form N-Q relates only to Dreyfus Core Equity Fund, a series of the Registrant, and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different Form N-Q reporting requirements. A separate Form N-Q will be filed for those series, as appropriate.

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Core Equity Fund
November 30, 2010 (Unaudited)

Common Stocks--98.3%	Shares	Value ($)
Consumer Discretionary--7.6%
McDonald's	55,000	4,306,500
McGraw-Hill	58,500	2,017,665
News, Cl. A	180,200	2,457,928
Target	50,000	2,847,000
Walt Disney	30,000	1,095,300
		12,724,393
Consumer Staples--31.7%
Altria Group	160,000	3,840,000
Coca-Cola	150,000	9,475,500
Estee Lauder, Cl. A	21,000	1,573,320
Kraft Foods, Cl. A	50,000	1,512,500
Nestle, ADR	150,125	8,216,341
PepsiCo	80,000	5,170,400
Philip Morris International	160,000	9,102,400
Procter & Gamble	102,000	6,229,140
Wal-Mart Stores	45,000	2,434,050
Walgreen	135,000	4,704,750
Whole Foods Market	15,000 a	708,300
		52,966,701
Energy--18.3%
Chevron	84,000	6,801,480
ConocoPhillips	60,000	3,610,200
Exxon Mobil	125,560	8,733,954
Halliburton	50,000	1,892,000
Occidental Petroleum	45,000	3,967,650
Royal Dutch Shell, Cl. A, ADR	50,000	3,033,500
Total, ADR	50,000 b	2,438,500
		30,477,284
Financial--4.8%
American Express	32,500	1,404,650

Franklin Resources	12,000	1,369,080
HSBC Holdings, ADR	49,583	2,506,916
JPMorgan Chase & Co.	75,000	2,803,500
		8,084,146
Health Care--10.2%
Abbott Laboratories	70,000	3,255,700
Becton Dickinson & Co.	13,000	1,013,090
Johnson & Johnson	100,000	6,155,000
Medtronic	30,000	1,005,900
Merck & Co.	70,000	2,412,900
Novo Nordisk, ADR	25,000	2,485,500
Roche Holding, ADR	20,000	688,400
		17,016,490
Industrial--4.5%
Caterpillar	27,000	2,284,200
General Electric	204,000	3,229,320
United Technologies	27,000	2,032,290
		7,545,810
Information Technology--16.3%
Apple	25,000 a	7,778,750
Automatic Data Processing	33,000	1,470,810
Cisco Systems	100,000 a	1,916,000
Intel	305,000	6,441,600
International Business Machines	25,000	3,536,500
Microsoft	100,000	2,521,000
QUALCOMM	25,000	1,168,500
Texas Instruments	75,000	2,385,000
		27,218,160
Materials--4.9%
Air Products & Chemicals	10,000	862,200
Freeport-McMoRan Copper & Gold	32,000	3,242,240
Praxair	25,000	2,301,250
Rio Tinto, ADR	27,000 b	1,731,510
		8,137,200
Total Common Stocks
(cost $124,725,556)		164,170,184

Other Investment--1.5%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,469,000)	2,469,000 [c]	2,469,000
Investment of Cash Collateral for
Securities Loaned--.9%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $1,545,800)	1,545,800 [c]	1,545,800
Total Investments (cost $128,740,356)	100.7%	168,184,984
Liabilities, Less Cash and Receivables	(.7%)	(1,124,753)
Net Assets	100.0%	167,060,231

ADR - American Depository Receipts

a	Non-income producing security.
b	Security, or portion thereof, on loan. At November 30, 2010, the market value of the fund's securities on loan was $1,502,256 and the market value of the collateral held by the fund was $1,545,800.
c	Investment in affiliated money market mutual fund.

At November 30, 2010, the aggregate cost of investment securities for income tax purposes was $128,740,356. Net unrealized appreciation on investments was $39,444,628 of which $46,724,403 related to appreciated investment securities and $7,279,775 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Consumer Staples	31.7
Energy	18.3
Information Technology	16.3
Health Care	10.2
Consumer Discretionary	7.6
Materials	4.9
Financial	4.8
Industrial	4.5
Money Market Investments	2.4

100.7

† Based on net assets.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of November 30, 2010 in valuing the fund's investments:

	Level 1 -Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	143,069,517	-	-	143,069,517
Equity Securities - Foreign+	21,100,667	-	-	21,100,667
Mutual Funds	4,014,800	-	-	4,014,800
+ See Statement of Investments for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended November 30, 2010.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	January 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	January 24, 2011

By: /s/ James Windels
James Windels Treasurer
Date:	January 24, 2011

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)